Cover - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-42418
Entity Registrant Name	Ming Shing Group Holdings Limited
Entity Central Index Key	0001956166
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Office Unit B8, 27/F
Entity Address, Address Line Two	NCB Innovation Centre
Entity Address, Address Line Three	No. 888 Lai Chi Kok Road
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Ordinary shares, par value $0.0005 per share
Trading Symbol	MSW
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	12,975,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5828	6413
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of Ming Shing Group Holdings Limited and its subsidiaries (collectively referred to as the “Group”) as of March 31, 2025, and the related consolidated statements of operations and comprehensive (loss) income, changes in shareholders’ equity, and cash flows for the year ended March 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of March 31, 2025 and the results of its operations and its cash flows for the year ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America
Auditor Name	SRCO Professional Corporation	ZH CPA, LLC
Auditor Location	Richmond Hill, Canada	Denver, Colorado
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Office Unit B8, 27/F
Entity Address, Address Line Two	NCB Innovation Centre
Entity Address, Address Line Three	No. 888 Lai Chi Kok Road
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2370 3788
Contact Personnel Name	Wenjin Li